COMMITMENTS AND CONTINGENCIES (Details Textual) - Oct. 20, 2014 - Securities Compliance Group [Member] - USD ($)	Total
Payments for Repurchase of Initial Public Offering	$ 1,250
Payments For Filing Registration Statement	2,500
Payments For Securities and Exchange Commission Declaring	$ 1,250
Common stock Price Percentage	50.00%
Common Stock [Member]
Accounts Payable	$ 8,750